UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Accumulative Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.5%
Precision Castparts Corp.	150	$28,443

Apparel Retail – 1.7%
Limited Brands, Inc. (A)	425	18,981

Apparel, Accessories & Luxury Goods – 0.1%
Vera Bradley, Inc. (A)	50	1,182

Asset Management & Custody Banks – 0.6%
Northern Trust Corporation	125	6,820

Auto Parts & Equipment – 3.2%
BorgWarner Inc. (A)	475	36,736

Automobile Manufacturers – 0.5%
DaimlerChrysler AG, Registered Shares (B)	115	6,257

Brewers – 2.4%
Anheuser-Busch InBev S.A., ADR (A)	280	27,874

Broadcasting – 3.7%
CBS Corporation, Class B	450	21,010
Discovery Holding Company, Class A (A)	260	20,472

		41,482

Casinos & Gaming – 1.0%
Las Vegas Sands, Inc.	200	11,270

Computer Hardware – 3.4%
Apple Inc.	85	37,623

Construction & Farm Machinery & Heavy Trucks – 2.9%
Caterpillar Inc.	260	22,612
Cummins Inc.	50	5,791
Westinghouse Air Brake Technologies Corporation	45	4,595

		32,998

Consumer Electronics – 0.5%
Harman International Industries, Incorporated	130	5,802

Consumer Finance – 1.2%
American Express Company	200	13,492

Distillers & Vintners – 1.9%
Beam Inc.	340	21,604

Diversified Chemicals – 1.8%
Dow Chemical Company (The)	650	20,696

Electronic Equipment & Instruments – 0.1%
OSI Systems, Inc. (A)	19	1,184

Fertilizers & Agricultural Chemicals – 3.6%
Monsanto Company	201	21,211
Mosaic Company (A)	325	19,373

		40,584

Food Retail – 0.6%
Casey’s General Stores, Inc.	120	6,996

Footwear – 2.7%
NIKE, Inc., Class B	525	30,980

Health Care Distributors – 0.3%
Cardinal Health, Inc.	93	3,854

Health Care Equipment – 0.4%
Heartware International, Inc. (A)	54	4,731

Health Care Facilities – 0.5%
HCA Holdings, Inc.	150	6,095

Homefurnishing Retail – 1.0%
Bed Bath & Beyond Inc. (A)	175	11,274

Hotels, Resorts & Cruise Lines – 2.9%
Hyatt Hotels Corporation, Class A (A)	180	7,781
Starwood Hotels & Resorts Worldwide, Inc.	400	25,492

		33,273

Hypermarkets & Super Centers – 2.5%
Costco Wholesale Corporation	272	28,841

Industrial Machinery – 3.0%
Pall Corporation	275	18,802
Pentair, Inc. (A)	285	15,034

		33,836

Integrated Oil & Gas – 2.6%
Exxon Mobil Corporation	275	24,780
Occidental Petroleum Corporation	60	4,702

		29,482

Internet Retail – 0.2%
Shutterfly, Inc. (A)	50	2,209

Internet Software & Services – 0.2%
Demandware, Inc. (A)	25	634
Google Inc., Class A (A)	3	1,985

		2,619

Leisure Facilities – 2.0%
Life Time Fitness, Inc. (A)	25	1,070
Vail Resorts, Inc.	343	21,394

		22,464

Managed Health Care – 1.9%
UnitedHealth Group Incorporated	380	21,740

Motorcycle Manufacturers – 2.7%
Harley-Davidson, Inc.	585	31,181

Movies & Entertainment – 0.3%
News Corporation Limited, Class A	125	3,815

Oil & Gas Drilling – 0.9%
Patterson-UTI Energy, Inc.	420	10,013

Oil & Gas Equipment & Services – 1.8%
Halliburton Company	100	4,041
National Oilwell Varco, Inc.	50	3,538
Schlumberger Limited	175	13,105

		20,684

Oil & Gas Exploration & Production – 4.6%
ConocoPhillips	300	18,029
Equitable Resources, Inc. (A)	120	8,130
Noble Energy, Inc.	145	16,771
Southwestern Energy Company (A)	275	10,247

		53,177

Oil & Gas Storage & Transportation – 0.8%
MarkWest Energy Partners, L.P.	150	9,113

Other Diversified Financial Services – 2.5%
JPMorgan Chase & Co.	625	29,663

Packaged Foods & Meats – 3.3%
Kellogg Company	90	5,799
Kraft Foods Group, Inc.	80	4,122
Mead Johnson Nutrition Company	310	24,009
Pinnacle Foods Inc. (A)	130	2,887

		36,817

Personal Products – 2.0%
Estee Lauder Companies, Inc. (The), Class A	355	22,731

Pharmaceuticals – 7.3%
Allergan, Inc.	190	21,210
Bristol-Myers Squibb Company	310	12,769
Johnson & Johnson	425	34,649
Teva Pharmaceutical Industries Limited, ADR	300	11,904
Zoetis Inc.	50	1,670

		82,202

Railroads – 3.8%
Canadian Pacific Railway Limited	130	16,961
Kansas City Southern	245	27,129

		44,090

Real Estate Services – 1.3%
Realogy Holdings Corp. (A)	300	14,652

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	135	8,978
Signature Bank (A)	65	5,119
SunTrust Banks, Inc.	100	2,881
Zions Bancorporation	175	4,373

		21,351

Restaurants – 9.9%
Arcos Dorados Holdings, Inc.	100	1,320
McDonald’s Corporation	350	34,892
Panera Bread Company, Class A (A)	200	33,048
Starbucks Corporation	750	42,719

		111,979

Semiconductors – 1.1%
Microchip Technology Incorporated	355	13,050

Soft Drinks – 3.0%
Coca-Cola Company (The)	240	9,706
PepsiCo, Inc.	310	24,524

		34,230

Wireless Telecommunication Service – 0.4%
Sprint Nextel Corporation (A)	700	4,347

TOTAL COMMON STOCKS – 99.5%		$1,134,517
(Cost: $884,154)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple Inc., Call $650.00, Expires 7–22–13	200	7

TOTAL PURCHASED OPTIONS – 0.0%		$7
(Cost: $1,738)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.3%
Bank of Nova Scotia, 0.080%, 4–1–13 (C)	$5,099	5,099
Campbell Soup Company, 0.210%, 5–23–13 (C)	5,000	4,998
General Mills, Inc., 0.150%, 4–1–13 (C)	5,000	5,000

		15,097

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (D)	65	65

TOTAL SHORT-TERM SECURITIES – 1.3%		$15,162
(Cost: $15,162)

TOTAL INVESTMENT SECURITIES – 100.8%		$1,149,686
(Cost: $901,054)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8%)		(9,220)

NET ASSETS – 100.0%		$1,140,466

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at March 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Apple Inc.	N/A	Put	200	July 2013	$535.00	$571	$(1,972)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$368,885	$—	$—
Consumer Staples	179,093	—	—
Energy	122,469	—	—
Financials	85,978	—	—
Health Care	118,622	—	—
Industrials	139,367	—	—
Information Technology	54,476	—	—
Materials	61,280	—	—
Telecommunication Services	4,347	—	—
Total Common Stocks	$1,134,517	$—	$—
Purchased Options	7	—	—
Short-Term Securities	—	15,162	—
Total	$1,134,524	$15,162	$—
Liabilities
Written Options	$1,972	$—	$—

There	were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$901,054

Gross unrealized appreciation	255,584
Gross unrealized depreciation	(6,952)

Net unrealized appreciation	$248,632

SCHEDULE OF INVESTMENTS
Asset Strategy Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.0%
Boeing Company (The)	4	$327
General Dynamics Corporation	5	324

		651

Apparel, Accessories & Luxury Goods – 1.7%
Prada S.p.A. (A)(B)	5,234	53,263

Application Software – 1.2%
Intuit Inc.	566	37,151

Asset Management & Custody Banks – 3.3%
Apollo Global Management, LLC	969	20,958
Blackstone Group L.P. (The) (C)	1,998	39,515
Carlyle Group L.P. (The) (A)	569	17,200
KKR & Co. L.P.	1,415	27,334

		105,007

Automobile Manufacturers – 5.4%
Bayerische Motoren Werke AG (B)	850	73,331
Hyundai Motor Company (B)	494	99,134
Toyota Motor Corporation (B)	6	308

		172,773

Biotechnology – 0.0%
Amgen Inc.	3	349

Brewers – 0.3%
Anheuser-Busch InBev S.A., ADR (A)	102	10,104

Broadcasting – 2.7%
CBS Corporation, Class B	1,817	84,826

Cable & Satellite – 0.0%
British Sky Broadcasting Group plc (B)	24	317
Comcast Corporation, Class A	8	332

		649

Casinos & Gaming – 14.6%
Galaxy Entertainment Group Limited, ADR (A)(B)	29,728	124,081
Sands China Ltd. (A)(B)	34,478	178,772
Wynn Resorts, Limited	1,311	164,022

		466,875

Communications Equipment – 0.0%
Cisco Systems, Inc.	15	318
QUALCOMM Incorporated	5	328

		646

Computer Hardware – 1.8%
Apple Inc.	129	57,232

Construction & Farm Machinery & Heavy Trucks – 2.2%
Caterpillar Inc. (C)	275	23,908
Cummins Inc. (C)	389	45,085

		68,993

Diversified Banks – 3.3%
BNP Paribas (B)	6		303
China Minsheng Banking Corp., Ltd., H Shares (A)(B)	37,310		47,534
ICICI Bank Limited (B)	540		10,383
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (B)	52		313
Mizuho Financial Group, Inc. (B)	142		304
State Bank of India (B)	306		11,659
Sumitomo Mitsui Financial Group, Inc. (B)	8		306
Wells Fargo & Company	935		34,574

			105,376

Diversified Capital Markets – 0.0%
Credit Suisse Group AG, Registered Shares (B)	12		312

Diversified Chemicals – 0.0%
Dow Chemical Company (The)	19		615

Fertilizers & Agricultural Chemicals – 0.2%
Monsanto Company	3		327
Mosaic Company (A)	83		4,960

			5,287

Hotels, Resorts & Cruise Lines – 1.7%
Starwood Hotels & Resorts Worldwide, Inc. (C)	852		54,272

Integrated Oil & Gas – 0.9%
Occidental Petroleum Corporation	376		29,498

Internet Retail – 0.4%
Amazon.com, Inc. (A)	53		14,177

Internet Software & Services – 3.7%
Baidu.com, Inc., ADR (A)	721		63,236
Google Inc., Class A (A)	—	*	318
Tencent Holdings Limited (B)	1,767		56,186

			119,740

Investment Banking & Brokerage – 0.0%
Goldman Sachs Group, Inc. (The)	2		324

IT Consulting & Other Services – 1.5%
Accenture plc, Class A	4		327
Cognizant Technology Solutions Corporation, Class A (A)(C)	619		47,439

			47,766

Life & Health Insurance – 5.2%
AIA Group Limited (A)(B)	27,170		119,004
Ping An Insurance (Group) Company of China, Ltd., A Shares (B)	879		5,808
Ping An Insurance (Group) Company of China, Ltd., H Shares (A)(B)	4,747		36,814

			161,626

Managed Health Care – 0.2%
UnitedHealth Group Incorporated	138		7,878

Movies & Entertainment – 5.1%
Delta Topco Limited (A)(D)	104,001		87,745
Legend Pictures LLC, Ltd. (A)(D)(E)	22		41,637
News Corporation Limited, Class A	1,057		32,272

			161,654

Multi-Line Insurance – 1.2%
American International Group, Inc. (A)	1,004		38,983

Office Electronics – 0.0%
Canon Inc. (B)	9	312

Oil & Gas Exploration & Production – 3.1%
ConocoPhillips (C)	1,629	97,898

Oil & Gas Refining & Marketing – 1.6%
Phillips 66	736	51,508

Other Diversified Financial Services – 0.0%
Citigroup Inc. (A)	7	310
ING Groep N.V., Certicaaten Van Aandelen (A)(B)	41	287
JPMorgan Chase & Co.	7	313

		910

Pharmaceuticals – 1.2%
Pfizer Inc.	1,296	37,393

Property & Casualty Insurance – 0.0%
ACE Limited	4	320

Semiconductor Equipment – 1.5%
ASML Holding N.V., Ordinary Shares (A)(B)	697	46,893

Semiconductors – 0.0%
Texas Instruments Incorporated	9	330

Specialty Chemicals – 0.0%
LyondellBasell Industries N.V., Class A	5	310

Systems Software – 0.0%
Oracle Corporation	10	317

Tobacco – 2.1%
Philip Morris International Inc.	726	67,271

Trading Companies & Distributors – 0.0%
Mitsui & Co., Ltd. (B)	22	302

TOTAL COMMON STOCKS – 66.1%		$2,109,791
(Cost: $1,401,216)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
EURO STOXX 50 Index:
Call EUR2,700.00, Expires 6–21–13, OTC (Ctrpty: Goldman Sachs International) (F)	1,382	592
Call EUR2,725.00, Expires 6–21–13, OTC (Ctrpty: Bank of America N.A.) (F)	688	233
Call EUR2,750.00, Expires 6–21–13, OTC (Ctrpty: Bank of America N.A.) (F)	688	181
Goldman Sachs Group, Inc. (The),
Call $165.00, Expires 4–22–13, OTC (Ctrpty: Barclays Bank plc)	992	13
Halliburton Company,
Call $44.00, Expires 7–22–13, OTC (Ctrpty: Deutsche Bank AG)	1,960	177
iShares MSCI EAFE Index Fund,
Call $61.00, Expires 6–24–13, OTC (Ctrpty: Deutsche Bank AG)	7,151	510
JPMorgan Chase & Co.,
Call $49.00, Expires 4–22–13, OTC (Ctrpty: Barclays Bank plc)	3,955	123
National Oilwell Varco, Inc.,
Call $75.00, Expires 5–20–13, OTC (Ctrpty: Deutsche Bank AG)	1,121	128

Nikkei 225 Index,
Call JPY11,500.00, Expires 4–12–13, OTC (Ctrpty: Citibank N.A.) (F)	367	3,599
S&P 500 Index,
Call $1,560.00, Expires 6–21–13	846	3,329
Schlumberger Limited,
Call $85.00, Expires 5–20–13, OTC (Ctrpty: Citibank N.A.)	1,028	14
Volkswagen AG,
Call EUR170.00, Expires 6–21–13, OTC (Ctrpty: Citibank N.A.) (F)	179	42

TOTAL PURCHASED OPTIONS – 0.3%		$8,941
(Cost: $6,752)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation,
3.090%, 1–18–15 (G)	$2,400	2,411

Food Distributors – 0.3%
U.S. Foodservice, Inc.,
8.500%, 6–30–19 (H)	9,313	9,883

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	830	710

Independent Power Producers & Energy Traders – 0.2%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1–15–15 (F)(H)	BRL7,150	5,440

Movies & Entertainment – 4.3%
Circuit of the Americas LLC, Series A,
16.000%, 7–31–18	$5,000	5,000
Circuit of the Americas LLC, Series B,
16.000%, 7–31–18 (I)	5,279	5,279
Delta Topco Limited,
10.000%, 11–24–60 (D)(I)	85,989	85,989
Legendary Pictures Funding, LLC and Legendary Finance, Inc.,
8.000%, 3–15–18 (D)	41,100	41,100

		137,368

TOTAL CORPORATE DEBT SECURITIES – 4.9%		$155,812
(Cost: $154,352)

SENIOR LOANS
Food Distributors – 0.0%
U.S. Foodservice, Inc.,
5.750%, 5–11–17 (G)	1,194	1,208

Movies & Entertainment – 1.9%
Circuit of the Americas LLC,
6.000%, 6–30–17 (G)	1,500	1,499
Formula One Holdings Ltd. and Alpha Topco Limited:
6.000%, 4–27–19 (G)	34,543	35,061
9.250%, 10–16–19 (G)	20,800	22,022

		58,582

TOTAL SENIOR LOANS – 1.9%		$59,790
(Cost: $57,124)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.1%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9–15–17 (J)	440	21
5.000%, 11–15–17 (J)	105	2
5.000%, 4–15–19 (J)	227	5
5.500%, 3–15–23 (J)	417	40
5.000%, 8–15–23 (J)	50	—	*
5.500%, 10–15–25 (J)	2,110	303
5.500%, 10–15–32 (J)	305	4
5.500%, 5–15–33 (J)	1,255	159
6.000%, 11–15–35(J)	837	140

Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (J)	601	81
5.000%, 8–25–23 (J)	88	—	*
5.000%, 11–25–23 (J)	269	7
5.500%, 8–25–33 (J)	1,410	203
5.500%, 12–25–33 (J)	1,622	130
5.500%, 4–25–34 (J)	1,897	235
5.500%, 11–25–36 (J)	2,299	295
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (J)	663	44
5.000%, 7–20–33 (J)	200	8
5.500%, 11–20–33 (J)	987	57
5.500%, 6–20–35 (J)	864	127
5.500%, 7–20–35 (J)	740	100
5.500%, 10–16–35 (J)	955	143

		2,104

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$2,104
(Cost: $7,171)

BULLION – 9.0%	Troy Ounces
Gold	180	$286,657

(Cost: $179,488)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.2%
Citibank, N.A.,
0.130%, 5–28–13	$5,000	5,001

Commercial Paper – 13.2%
Abbott Laboratories,
0.130%, 4–23–13 (K)	4,000	4,000
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.120%, 4–4–13 (K)	5,000	5,000
0.120%, 5–9–13 (K)	10,000	9,999
0.190%, 5–28–13 (K)	9,000	8,997
Bank of Nova Scotia,
0.080%, 4–1–13 (K)	5,641	5,641
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.150%, 4–23–13 (K)	15,000	14,999
0.120%, 4–25–13 (K)	10,000	9,999
0.220%, 5–21–13 (K)	5,000	4,998
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.),
0.120%, 5–24–13 (K)	17,000	16,997
Corporacion Andina de Fomento:
0.090%, 4–24–13 (K)	25,000	24,999
0.230%, 5–17–13 (K)	5,000	4,998
CVS Caremark Corporation,
0.230%, 4–1–13 (K)	10,000	10,000
Diageo Capital plc (GTD by Diageo plc),
0.260%, 4–4–13 (K)	15,000	15,000
Ecolab Inc.,
0.240%, 4–3–13 (K)	5,000	5,000
Federal Home Loan Bank,
0.080%, 5–22–13 (K)	20,000	19,998
Freddie Mac Discount Notes,
0.095%, 4–8–13 (K)	15,000	15,000
General Electric Capital Corporation,
0.080%, 5–2–13 (K)	15,000	14,999
Honeywell International Inc.,
0.160%, 6–24–13 (K)	10,000	9,996
Illinois Tool Works Inc.,
0.110%, 4–10–13 (K)	15,000	15,000
John Deere Financial Limited (GTD by John Deere Capital Corporation):
0.140%, 4–15–13 (K)	7,000	7,000

0.170%, 5–6–13 (K)	3,000	2,999
Johnson & Johnson,
0.070%, 4–22–13 (K)	15,000	14,999
Kellogg Co.,
0.180%, 4–10–13 (K)	10,000	10,000
Kroger Co. (The),
0.370%, 4–9–13 (K)	6,000	5,999
McCormick & Co. Inc.,
0.310%, 5–31–13 (K)	4,000	3,998
McDonald’s Corporation,
0.090%, 4–24–13 (K)	10,000	9,999
Nestle Finance International Ltd.(GTD by Nestle S.A.):
0.120%, 4–2–13 (K)	10,000	10,000
0.110%, 4–22–13 (K)	6,500	6,500
0.120%, 5–21–13 (K)	5,000	4,999
PACCAR Financial Corp. (GTD by PACCAR Inc.),
0.130%, 4–15–13 (K)	12,500	12,499
PepsiCo, Inc.,
0.070%, 5–1–13 (K)	10,000	9,999
Pfizer Inc.,
0.060%, 4–4–13 (K)	20,000	20,000
Roche Holdings, Inc.:
0.140%, 4–2–13 (K)	10,000	10,000
0.100%, 5–14–13 (K)	5,000	4,999
0.100%, 5–15–13 (K)	5,000	4,999
0.100%, 5–21–13 (K)	4,500	4,499
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.190%, 4–17–13 (K)	3,500	3,500
0.150%, 6–10–13 (K)	10,000	9,997
Straight-A Funding, LLC (GTD by Federal FinancingBank),
0.190%, 4–17–13 (K)	5,000	5,000
Total Capital Canada Ltd. (GTD by Total S.A.),
0.100%, 4–2–13 (K)	15,000	15,000
Toyota Motor Credit Corporation,
0.170%, 4–9–13 (K)	5,500	5,500
Virginia Electric and Power Company,
0.330%, 5–7–13 (K)	5,000	4,998
Wal-Mart Stores, Inc.:
0.080%, 4-8-13 (K)	3,000	3,000
0.110%, 5-22-13 (K)	15,000	14,998

		421,101

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (L)	2,317	2,317

Municipal Obligations – Taxable – 0.7%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.140%, 4–1–13 (L)	7,000	7,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.140%, 4–1–13 (L)	15,000	15,000

		22,000

Treasury Bills – 2.3%
United States Treasury Bills,
0.050%, 4–18–13	75,000	74,997

TOTAL SHORT-TERM SECURITIES – 16.5%		$525,416
(Cost: $525,417)

TOTAL INVESTMENT SECURITIES – 98.8%		$3,148,511
(Cost: $2,331,520)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		37,389

NET ASSETS – 100.0%		$3,185,900

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Restricted securities. At March 31, 2013, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Limited	1-23-12 to 5-1-12	104,001	$70,317	$87,745
Legend Pictures LLC, Ltd.	12-18-12	22	41,637	41,637

		Principal
Delta Topco Limited, 10.000%, 11-24-60	1-23-12 to 6-18-12	$85,989	86,963	85,989
Legendary Pictures Funding, LLC and Legendary Finance, Inc., 8.000%, 3-15-18	3-13-13	41,100	41,100	41,100
			$240,017	$256,471

    The total value of these securities represented 8.1% of net assets at March 31, 2013.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(F)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, EUR - Euro and JPY - Japanese Yen).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(H)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $15,323 or 0.5% of net assets.

(I)	Payment-in-kind bonds.

(J)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at March 31, 2013.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Deutsche Bank AG	509,300	4-22-13	$—	$39

The following written options were outstanding at March 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price		Premium Received	Market Value
EURO STOXX 50 Index	Goldman Sachs International	Put	1,382	June 2013	EUR	2,350.00	$830	$(650)
	Bank of America N.A.	Put	1,376	June 2013		2,475.00	945	(1,178)
Goldman Sachs Group, Inc. (The)	Barclays Bank plc	Put	992	April 2013		$125.00	198	(15)
Halliburton Company	Deutsche Bank AG	Put	1,960	July 2013		37.00	294	(222)
iShares MSCI EAFE Index Fund	Deutsche Bank AG	Put	7,151	June 2013		54.00	586	(368)
JPMorgan Chase & Co.	Barclays Bank plc	Put	3,955	April 2013		42.00	291	(24)
National Oilwell Varco, Inc.	Deutsche Bank AG	Put	1,121	May 2013		65.00	179	(100)
S&P 500 Index	N/A	Put	423	June 2013		1,400.00	802	(300)
	N/A	Put	423	June 2013		1,450.00	760	(486)
	N/A	Call	846	June 2013		1,630.00	632	(715)
Schlumberger Limited	Citibank N.A.	Put	1,028	May 2013		72.50	156	(161)
Volkswagen AG	Citibank N.A.	Put	44	June 2013	EUR	140.00	15	(17)
	Citibank N.A.	Put	135	June 2013		150.00	91	(99)
	Citibank N.A.	Call	179	June 2013		190.00	30	(4)
							$5,811	$(4,340)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$879,107	$—	$129,382
Consumer Staples	77,375	—	—
Energy	178,904	—	—
Financials	412,858	—	—
Health Care	45,620	—	—
Industrials	69,946	—	—
Information Technology	310,387	—	—
Materials	6,212	—	—
Total Common Stocks	$1,980,409	$—	$129,382
Purchased Options	3,329	5,612	—
Corporate Debt Securities	—	28,723	127,089
Senior Loans	—	36,269	23,521
United States Government Agency Obligations	—	2,104	—
Bullion	286,657	—	—
Short-Term Securities	—	525,416	—
Total	$2,270,395	$598,124	$279,992
Liabilities
Forward Foreign Currency Contracts	$—	$39	$—
Written Options	$1,501	$2,839	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Senior Loans
Beginning Balance 7-1-12	$73,973	$101,657	$—
Net realized gain (loss)	—	(265)	—
Net unrealized appreciation (depreciation)	17,149	292	1,533
Purchases	41,637	47,125	21,988
Sales	(3,377)	(21,720)	—
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 3-31-13	$129,382	$127,089	$23,521
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-13	$17,149	$292	$1,533

There were no transfers between any levels during the period ended March 31, 2013.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 3-31-13	Valuation Technique(s)		Unobservable Input(s)
Assets
Common Stocks	$41,637	Purchase price		Purchase price
	87,745	See below	(1)
Corporate Debt Securities	41,100	Purchase price		Purchase price
	85,989	See below	(1)
Senior Loans	23,521	Third-party valuation service		Broker quotes

(1) At March 31, 2013, Waddell & Reed Advisors Asset Strategy Fund held (minority stake) investments in private-placement common stock and related corporate debt securities. Because of the unique nature of these securities, the Valuation Committee determined the enterprise value after considering the results of multiple valuation methodologies, including both a comparison to market comparable companies and a discounted cash flow model. The total enterprise value was then allocated to the common stock and corporate debt securities held by the Fund.

Under the market comparable companies’ model, the most significant input was the price-earnings ratio, for which a range of 20 to 23 was considered to be the range that market participants would take into account when pricing the issuer.

Using a discounted cash flows model, the most significant inputs (and related range of assumptions anticipated to be used by market participants) were the long-term growth rate (2.0%–3.0%), and the weighted average cost of capital (8.0%–9.0%).

The Valuation Committee also applied an illiquidity discount of 10% for purposes of this valuation.

Significant increase in price-earnings ratio or long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,331,520

Gross unrealized appreciation	849,929
Gross unrealized depreciation	(32,938)

Net unrealized appreciation	$816,991

SCHEDULE OF INVESTMENTS Continental Income Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.3%
General Dynamics Corporation	99	$7,009
Honeywell International Inc.	140	10,518
Precision Castparts Corp.	42	8,021

		25,548

Apparel Retail – 2.9%
Gap, Inc. (The)	194	6,850
Limited Brands, Inc. (A)	344	15,344

		22,194

Application Software – 1.1%
Intuit Inc.	133	8,699

Asset Management & Custody Banks – 1.4%
Northern Trust Corporation	202	11,016

Brewers – 2.6%
Anheuser-Busch InBev S.A., ADR (A)	199	19,782

Broadcasting – 1.5%
CBS Corporation, Class B	250	11,654

Communications Equipment – 1.0%
QUALCOMM Incorporated	115	7,719

Computer Hardware – 1.5%
Apple Inc.	28	12,304

Construction & Farm Machinery & Heavy Trucks – 1.3%
Cummins Inc.	86	9,948

Distillers & Vintners – 1.6%
Brown-Forman Corporation, Class B	175	12,488

Diversified Chemicals – 1.2%
Dow Chemical Company (The)	293	9,339

Electrical Components & Equipment – 1.0%
Rockwell Automation, Inc.	89	7,668

Fertilizers & Agricultural Chemicals – 1.5%
Monsanto Company	105	11,133

Food Retail – 1.0%
Whole Foods Market, Inc.	92	7,981

Health Care Equipment – 1.4%
Covidien plc (A)	155	10,515

Home Improvement Retail – 1.6%
Home Depot, Inc. (The)	174	12,121

Hotels, Resorts & Cruise Lines – 1.6%
Hyatt Hotels Corporation, Class A (A)	285	12,338

Household Products – 1.2%
Colgate-Palmolive Company	77	9,029

Industrial Conglomerates – 0.9%
3M Company	65	6,931

Industrial Machinery – 3.5%
Pall Corporation	145	9,893
Parker Hannifin Corporation	70	6,447
Pentair, Inc. (A)	199	10,498

		26,838

Integrated Oil & Gas – 1.1%
Exxon Mobil Corporation	98	8,867

Internet Retail – 1.5%
Amazon.com, Inc. (A)	44	11,646

Internet Software & Services – 1.1%
Google Inc., Class A (A)	10	8,258

IT Consulting & Other Services – 1.3%
Cognizant Technology Solutions Corporation, Class A (A)	127	9,706

Motorcycle Manufacturers – 1.6%
Harley-Davidson, Inc.	229	12,211

Movies & Entertainment – 1.4%
News Corporation Limited, Class B	361	11,114

Multi-Line Insurance – 1.2%
American International Group, Inc. (A)	245	9,515

Oil & Gas Equipment & Services – 2.5%
National Oilwell Varco, Inc.	143	10,139
Schlumberger Limited	127	9,481

		19,620

Oil & Gas Exploration & Production – 2.9%
Cabot Oil & Gas Corporation	134	9,080
ConocoPhillips	210	12,608

		21,688

Oil & Gas Refining & Marketing – 1.5%
Phillips 66	166	11,612

Oil & Gas Storage & Transportation – 0.7%
Regency Energy Partners LP	218	5,470

Other Diversified Financial Services – 1.8%
JPMorgan Chase & Co.	287	13,607

Packaged Foods & Meats – 1.2%
Mead Johnson Nutrition Company	121	9,371

Personal Products – 1.4%
Estee Lauder Companies, Inc. (The), Class A	168	10,744

Pharmaceuticals – 4.5%
Allergan, Inc.	111	12,335
GlaxoSmithKline plc, ADR	216	10,133
Johnson & Johnson	154	12,555

		35,023

Property & Casualty Insurance – 3.1%
Berkshire Hathaway Inc., Class B (A)	133	13,816
Travelers Companies, Inc. (The)	117	9,842

		23,658

Railroads – 2.9%
Kansas City Southern	90	9,981
Union Pacific Corporation	87	12,390

		22,371

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	210	13,965

Restaurants – 1.1%
Starbucks Corporation	153	8,709

Semiconductor Equipment – 1.5%
Applied Materials, Inc.	253	3,412
KLA-Tencor Corporation	152	8,022

		11,434

Semiconductors – 1.2%
Microchip Technology Incorporated	254	9,341

Systems Software – 0.4%
Check Point Software Technologies Ltd. (A)	59	2,787

Tobacco – 1.4%
Philip Morris International Inc.	118	10,921

TOTAL COMMON STOCKS – 72.2%		$556,883
(Cost: $395,273)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.2%
General Dynamics Corporation,
1.000%, 11–15–17	$1,000	993
United Technologies Corporation,
1.200%, 6–1–15	400	406

		1,399

Apparel Retail – 0.5%
Limited Brands, Inc.:
6.625%, 4–1–21	2,915	3,294
5.625%, 2–15–22	744	789

		4,083

Apparel, Accessories & Luxury Goods – 0.3%
LVMH Moet Hennessy - Louis Vuitton,
1.625%, 6–29–17 (B)	2,000	2,024

Auto Parts & Equipment – 0.1%
Delphi Corporation,
5.000%, 2–15–23	808	854

Automobile Manufacturers – 0.8%
Ford Motor Company, Convertible,
4.250%, 11–15–16	4,000	6,411
Toyota Motor Credit Corporation,
2.050%, 1–12–17	500	517

		6,928

Banking – 0.2%
Commonwealth Bank of Australia New York,
1.950%, 3–16–15	1,350	1,382

Biotechnology – 0.2%
Amgen Inc.,
2.125%, 5–15–17	2,250	2,325

Brewers – 0.3%
Anheuser-Busch InBev Worldwide Inc.,
5.375%, 11–15–14	1,500	1,611
Heineken N.V.,
1.400%, 10–1–17 (B)	750	747
SABMiller Holdings Inc.,
3.750%, 1–15–22 (B)	250	268

		2,626

Broadcasting – 0.7%
CBS Corporation:
8.875%, 5–15–19	2,000	2,673
4.300%, 2–15–21	1,500	1,636

Discovery Communications, LLC:
4.375%, 6–15–21	750	827
3.300%, 5–15–22	900	918

		6,054

Cable & Satellite – 0.2%
DIRECTV Holdings LLC,
2.400%, 3–15–17	750	770
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.500%, 3–1–16	500	531

		1,301

Communications Equipment – 0.1%
Cisco Systems, Inc.,
2.900%, 11–17–14	500	520

Construction & Farm Machinery & Heavy Trucks – 0.2%
Caterpillar Inc.,
1.375%, 5–27–14	1,500	1,517

Consumer Finance – 0.5%
American Express Credit Corporation,
5.125%, 8–25–14	400	425
Capital One Financial Corporation:
2.125%, 7–15–14	500	508
1.000%, 11–6–15	1,000	995
Caterpillar Financial Services Corporation,
1.550%, 12–20–13	500	504
Ford Motor Credit Company LLC,
3.875%, 1–15–15	500	520
Penske Truck Leasing Co., LP and PTL Finance Corp.,
2.500%, 7–11–14 (B)	750	762
USAA Capital Corporation,
1.050%, 9–30–14 (B)	500	502

		4,216

Data Processing & Outsourced Services – 0.2%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,300	1,475

Distillers & Vintners – 0.2%
Beam Inc.,
1.875%, 5–15–17	900	917
Brown-Forman Corporation,
1.000%, 1–15–18	1,000	991

		1,908

Diversified Banks – 1.1%
Bank of America Corporation,
1.104%, 3–22–16 (C)	2,000	1,992
Bank of Montreal,
1.300%, 10–31–14 (B)	1,500	1,521
Bank of New York Mellon Corporation (The),
1.500%, 1–31–14	1,250	1,262
Barclays Bank plc,
2.375%, 1–13–14	600	608
National Australia Bank Limited,
0.900%, 1–20–16	500	501
U.S. Bancorp,
4.200%, 5–15–14	1,500	1,564
Wells Fargo & Company:
3.676%, 6–15–16	250	270
1.500%, 1–16–18	750	749

		8,467

Diversified Capital Markets – 0.1%
Deutsche Bank AG,
3.450%, 3–30–15	750	788

Diversified Chemicals – 0.3%
Airgas, Inc.,
1.650%, 2–15–18	1,250	1,252
E.I. du Pont de Nemours and Company,
3.250%, 1–15–15	1,000	1,049

		2,301

Diversified Metals & Mining – 0.1%
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	1,000	1,088

Drug Retail – 0.3%
CVS Caremark Corporation,
3.250%, 5–18–15	2,000	2,106

Education Services – 0.1%
Yale University,
2.900%, 10–15–14	749	776

Environmental & Facilities Services – 0.1%
Republic Services, Inc.,
5.000%, 3–1–20	500	579

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company,
2.750%, 4–15–16	500	529

Food Distributors – 0.2%
Campbell Soup Company,
2.500%, 8–2–22	900	857
ConAgra Foods, Inc.,
1.300%, 1–25–16	250	252
General Mills, Inc.,
0.000%, 1–29–16 (C)	250	250

		1,359

General Merchandise Stores – 0.1%
Target Corporation,
1.125%, 7–18–14	500	505

Health Care Equipment – 0.1%
Stryker Corporation,
2.000%, 9–30–16	500	519

Health Care Services – 0.3%
Quest Diagnostics Incorporated,
3.200%, 4–1–16	2,000	2,101

Health Care Supplies – 0.1%
DENTSPLY International Inc.,
2.750%, 8–15–16	750	779

Home Improvement Retail – 0.1%
Home Depot, Inc. (The),
4.400%, 4–1–21	375	433

Household Products – 0.1%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	250	250
Colgate-Palmolive Company,
1.250%, 5–1–14	250	253

		503

Hypermarkets & Super Centers – 0.1%
Wal-Mart Stores, Inc.,
2.875%, 4–1–15	875	917

Industrial Conglomerates – 0.2%
General Electric Capital Corporation,
0.000%, 4–2–18 (C)	1,500	1,499

Industrial Gases – 0.4%
Praxair, Inc.:
4.375%, 3–31–14	2,500	2,595
3.000%, 9–1–21	500	522

		3,117

Industrial Machinery – 0.4%
Eaton Corporation,
0.610%, 6–16–14 (C)	750	750
Illinois Tool Works Inc.,
5.150%, 4–1–14	2,500	2,612

		3,362

Integrated Oil & Gas – 0.1%
Cenovus Energy Inc.,
4.500%, 9–15–14	1,000	1,053

Internet Retail – 0.1%
Amazon.com, Inc.,
0.650%, 11–27–15	750	749

Investment Banking & Brokerage – 0.1%
Goldman Sachs Group, Inc., (The),
1.600%, 11–23–15	1,000	1,009

IT Consulting & Other Services – 0.7%
International Business Machines Corporation:
2.100%, 5–6–13	3,000	3,006
1.250%, 5–12–14	2,000	2,021
0.273%, 2–4–15 (C)	1,250	1,250

		6,277

Leisure Products – 0.1%
Mattel, Inc.,
2.500%, 11–1–16	500	521

Life & Health Insurance – 0.7%
Metropolitan Life Global Funding I:
2.000%, 1–10–14 (B)	1,000	1,011
5.125%, 6–10–14 (B)	1,500	1,582
2.500%, 9–29–15 (B)	1,500	1,559
Prudential Financial, Inc.,
4.750%, 9–17–15	1,000	1,089

		5,241

Managed Health Care – 0.1%
WellPoint, Inc.,
1.875%, 1–15–18	1,000	1,013

Metals / Mining – 0.1%
Freeport-McMoRan Copper & Gold Inc.,
2.375%, 3–15–18 (B)	400	402

Movies & Entertainment – 0.4%
News American Incorporated,
3.000%, 9–15–22	2,000	1,979
Viacom Inc.,
4.375%, 9–15–14	1,000	1,051

		3,030

Multi-Utilities – 0.1%
Duke Energy Ohio, Inc.,
2.100%, 6–15–13	1,000	1,003

Office Electronics – 0.1%
Xerox Corporation,
4.250%, 2–15–15	1,000	1,053

Oil & Gas Drilling – 0.2%
Transocean Inc.,
2.500%, 10–15–17	1,500	1,520

Oil & Gas Equipment & Services – 0.2%
National Oilwell Varco, Inc.,
1.350%, 12–1–17	250	251
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
1.250%, 8–1–17 (B)	500	499
Schlumberger S.A. (GTD by Schlumberger Ltd.),
2.650%, 1–15–16 (B)	500	522

		1,272

Oil & Gas Exploration & Production – 0.4%
ConocoPhillips (GTD by ConocoPhillips Company),
4.750%, 2–1–14	673	697
EOG Resources, Inc.,
2.500%, 2–1–16	1,000	1,046
Southwestern Energy Company,
4.100%, 3–15–22	1,350	1,427

		3,170

Other Diversified Financial Services – 1.2%
Citigroup Inc.,
1.250%, 1–15–16	250	250
JPMorgan Chase & Co.:
4.650%, 6–1–14	3,000	3,136
1.100%, 10–15–15	1,500	1,502
3.450%, 3–1–16	2,000	2,127
3.150%, 7–5–16	750	795
7.900%, 4–29–49	1,000	1,149

		8,959

Packaged Foods & Meats – 0.5%
Kellogg Company,
4.450%, 5–30–16	1,000	1,100
Kraft Foods Inc.,
4.125%, 2–9–16	2,000	2,177
Unilever Capital Corporation,
2.750%, 2–10–16	1,000	1,053

		4,330

Personal Products – 0.2%
Estee Lauder Companies, Inc. (The),
2.350%, 8–15–22	1,200	1,179

Pharmaceuticals – 0.1%
Novartis Capital Corporation,
1.900%, 4–24–13	500	500

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Inc.:
0.800%, 2–11–16	250	251
1.550%, 2–9–18	250	254

		505

Railroads – 0.1%
Burlington Northern Santa Fe, LLC,
3.050%, 3–15–22	900	921

Regional Banks – 0.1%
Canadian Imperial Bank of Commerce,
0.900%, 10–1–15	750	752
PNC Bank, N.A.,
0.800%, 1–28–16	250	250

		1,002

Restaurants – 0.1%
YUM! Brands, Inc.,
4.250%, 9–15–15	500	538

Retail Stores – 0.1%
Dollar General Corporation,
4.125%, 7–15–17	450	483

Semiconductors – 0.2%
Broadcom Corporation,
2.700%, 11–1–18	750	797
Texas Instruments Incorporated,
0.470%, 5–15–13 (C)	500	500

		1,297

Soft Drinks – 0.4%
PepsiCo, Inc.:
3.750%, 3–1–14	1,250	1,288
0.700%, 8–13–15	1,500	1,502

		2,790

Specialty Chemicals – 0.1%
RPM International Inc.,
3.450%, 11–15–22	750	744
Sherwin-Williams Company (The),
1.350%, 12–15–17	250	251

		995

Systems Software – 0.1%
Microsoft Corporation,
2.950%, 6–1–14	500	515

Tobacco – 0.1%
Philip Morris International Inc.,
4.500%, 3–26–20	750	864

Trucking – 0.1%
Ryder System, Inc.,
2.350%, 2–26–19	600	606

Wireless – 0.0%
Virgin Media Finance plc,
4.875%, 2–15–22	298	302

Wireless Telecommunication Service – 0.9%
America Movil, S.A.B. de C.V.,
3.625%, 3–30–15	2,500	2,620

American Tower Corporation:
4.625%, 4–1–15	1,500	1,600
4.700%, 3–15–22	1,140	1,240
Crown Castle International Corp.,
5.250%, 1–15–23	1,171	1,191

		6,651

TOTAL CORPORATE DEBT SECURITIES – 16.8%		$130,090
(Cost: $122,868)

OTHER GOVERNMENT SECURITIES
Canada – 0.0%
TransCanada PipeLines Ltd,
0.750%, 1–15–16	250	250

Israel – 0.2%
State of Israel,
4.000%, 6–30–22	1,250	1,351

Qatar – 0.2%
State of Qatar,
4.000%, 1–20–15 (B)	1,500	1,580

Supranational – 0.2%
International Bank for Reconstruction and Development,
2.375%, 5–26–15	1,650	1,722

TOTAL OTHER GOVERNMENT SECURITIES – 0.6%		$4,903
(Cost: $4,631)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.3%
National Archives Facility Trust,
8.500%, 9–1–19	2,124	2,659

Mortgage-Backed Obligations – 0.5%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 12–1–31	123	142
6.500%, 1–1–32	104	119
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
4.500%, 7–1–18	619	668
4.500%, 9–1–19	1,440	1,548
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 9–15–18	640	673
6.500%, 8–15–28	148	167

		3,317

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.8%		$5,976
(Cost: $5,205)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 5.8%
United States Treasury Bonds:
7.250%, 5–15–16	8,500	10,304
6.250%, 8–15–23	5,000	7,082
United States Treasury Notes:
4.250%, 11–15–14	10,000	10,651
4.250%, 8–15–15	15,000	16,402

		44,439

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 5.8%		$44,439
(Cost: $38,884)

SHORT-TERM SECURITIES
Commercial Paper – 3.2%
CVS Caremark Corporation,
0.230%, 4–1–13 (D)	3,306	3,306
Ecolab Inc.,
0.240%, 4–1–13 (D)	5,000	5,000
Prudential Funding LLC (GTD by Prudential Financial Inc.),
0.090%, 4–1–13 (D)	2,669	2,669
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.180%, 4–12–13 (D)	4,000	4,000
Toronto-Dominion Holdings USA Inc. (GTD by TorontoDominion Bank),
0.150%, 4–26–13 (D)	10,000	9,999

		24,974

Master Note – 0.7%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (E)	5,337	5,337

TOTAL SHORT-TERM SECURITIES – 3.9%		$30,311
(Cost: $30,311)

TOTAL INVESTMENT SECURITIES – 100.1%		$772,602
(Cost: $597,172)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(551)

NET ASSETS – 100.0%		$772,051

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $12,979 or 1.7% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(D)	Rate shown is the yield to maturity at March 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$556,883	$—	$—
Corporate Debt Securities	—	130,090	—
Other Government Securities	—	4,903	—
United States Government Agency Obligations	—	5,976	—
United States Government Obligations	—	44,439	—
Short-Term Securities	—	30,311	—
Total	$556,883	$215,719	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$597,172

Gross unrealized appreciation	175,810
Gross unrealized depreciation	(380)

Net unrealized appreciation	$175,430

SCHEDULE OF INVESTMENTS
Core Investment Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.7%
Precision Castparts Corp.	304	$57,663

Apparel, Accessories & Luxury Goods – 3.3%
Polo Ralph Lauren Corporation	411	69,637
Under Armour, Inc., Class A (A)	795	40,704

		110,341

Asset Management & Custody Banks – 1.3%
Northern Trust Corporation	792	43,184

Biotechnology – 1.3%
Alexion Pharmaceuticals, Inc. (A)	480	44,246

Brewers – 4.2%
Anheuser-Busch InBev S.A., ADR (A)	1,421	141,430

Broadcasting – 4.5%
CBS Corporation, Class B	2,371	110,689
Discovery Holding Company, Class A (A)	560	44,102

		154,791

Cable & Satellite – 3.3%
Charter Communications, Inc., Class A (A)	608	63,331
Time Warner Cable Inc.	490	47,060

		110,391

Computer Hardware – 1.9%
Apple Inc.	143	63,252

Construction & Farm Machinery & Heavy Trucks – 1.6%
Cummins Inc.	480	55,600

Consumer Finance – 3.0%
Capital One Financial Corporation	1,843	101,245

Data Processing & Outsourced Services – 2.9%
MasterCard Incorporated, Class A	180	97,403

Diversified Chemicals – 2.7%
Dow Chemical Company (The)	2,911	92,674

Fertilizers & Agricultural Chemicals – 2.9%
Monsanto Company	911	96,271

Health Care Equipment – 1.6%
Covidien plc (A)	778	52,752

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	985	68,698

Hypermarkets & Super Centers – 1.3%
Costco Wholesale Corporation	423	44,853

Industrial Machinery – 6.1%
Pall Corporation	1,630	111,450
Pentair, Inc. (A)	1,784	94,090

		205,540

Internet Retail – 1.1%
Amazon.com, Inc. (A)	145	38,641

Internet Software & Services – 1.0%
Facebook, Inc., Class A (A)	1,344	34,377

Investment Banking & Brokerage – 1.1%
Charles Schwab Corporation (The)	2,043	36,146

Motorcycle Manufacturers – 3.4%
Harley-Davidson, Inc.	2,121	113,035

Movies & Entertainment – 2.6%
News Corporation Limited, Class B	2,872	88,343

Multi-Line Insurance – 3.1%
American International Group, Inc. (A)	2,702	104,907

Oil & Gas Equipment & Services – 2.3%
National Oilwell Varco, Inc.	407	28,781
Schlumberger Limited	669	50,091

		78,872

Oil & Gas Exploration & Production – 3.1%
ConocoPhillips	541	32,523
Noble Energy, Inc.	589	68,170

		100,693

Oil & Gas Refining & Marketing – 1.5%
Phillips 66	745	52,150

Other Diversified Financial Services – 3.6%
JPMorgan Chase & Co.	2,557	121,337

Packaged Foods & Meats – 2.2%
Mead Johnson Nutrition Company	970	75,142

Personal Products – 1.8%
Estee Lauder Companies, Inc. (The), Class A	929	59,485

Pharmaceuticals – 3.9%
Allergan, Inc.	307	34,265
Pfizer Inc.	3,371	97,287

		131,552

Railroads – 8.3%
Canadian Pacific Railway Limited	726	94,721
Kansas City Southern	675	74,891
Union Pacific Corporation	770	109,727

		279,339

Restaurants – 1.6%
Chipotle Mexican Grill, Inc., Class A (A)	164	53,443

Semiconductor Equipment – 1.5%
Applied Materials, Inc.	3,757	50,648

Semiconductors – 5.5%
Altera Corporation	1,924	68,228
Analog Devices, Inc.	1,092	50,762
Texas Instruments Incorporated	1,869	66,312

		185,302

Specialty Chemicals – 2.2%
LyondellBasell Industries N.V., Class A	430	27,234
Sherwin-Williams Company (The)	271	45,836

		73,070

Tobacco – 2.6%
Philip Morris International Inc.	935	86,717

Wireless Telecommunication Service – 1.0%
SBA Communications Corporation (A)	450	32,431

TOTAL COMMON STOCKS – 99.0%		$3,335,964
(Cost: $2,357,727)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.8%
Abbott Laboratories,
0.130%, 4–29–13 (B)	$3,500	3,500
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.120%, 4–4–13 (B)	5,000	5,000
Colgate-Palmolive Company,
0.090%, 4–5–13 (B)	3,000	3,000
CVS Caremark Corporation,
0.230%, 4–1–13 (B)	2,550	2,550
Ecolab Inc.,
0.240%, 4–3–13 (B)	5,000	5,000
Honeywell International Inc.,
0.150%, 5–30–13 (B)	2,000	1,999
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.180%, 4–12–13 (B)	5,500	5,500

		26,549

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (C)	1,890	1,890

Treasury Bills – 0.2%
United States Treasury Bills,
0.130%, 4–25–13	10,000	9,999

TOTAL SHORT-TERM SECURITIES – 1.1%		$38,438
(Cost: $38,438)

TOTAL INVESTMENT SECURITIES – 100.1%		$3,374,402
(Cost: $2,396,165)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(3,650)

NET ASSETS – 100.0%		$3,370,752

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$737,682	$—	$—
Consumer Staples	407,627	—	—
Energy	231,715	—	—
Financials	406,819	—	—
Health Care	228,550	—	—
Industrials	598,143	—	—
Information Technology	430,982	—	—
Materials	262,015	—	—
Telecommunication Services	32,431	—	—
Total Common Stocks	$3,335,964	$—	$—
Short-Term Securities	—	38,438	—
Total	$3,335,964	$38,438	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

GTD	= Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,396,165

Gross unrealized appreciation	981,379
Gross unrealized depreciation	(3,142)

Net unrealized appreciation	$ 978,237

SCHEDULE OF INVESTMENTS
Dividend Opportunities Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.2%
Boeing Company (The)	195	$16,749
Honeywell International Inc.	190	14,279

		31,028

Asset Management & Custody Banks – 1.7%
Northern Trust Corporation	98	5,355
T. Rowe Price Group, Inc.	101	7,592

		12,947

Brewers – 3.5%
Anheuser-Busch InBev S.A., ADR (A)	263	26,207

Broadcasting – 0.5%
CBS Corporation, Class B	81	3,798

Casinos & Gaming – 4.5%
Las Vegas Sands, Inc.	250	14,090
Wynn Resorts, Limited	155	19,425

		33,515

Construction & Farm Machinery & Heavy Trucks – 3.5%
Caterpillar Inc.	112	9,723
Deere & Company	191	16,427

		26,150

Consumer Finance – 2.0%
Capital One Financial Corporation	268	14,743

Data Processing & Outsourced Services – 3.8%
Paychex, Inc.	209	7,342
Visa Inc., Class A	123	20,958

		28,300

Distillers & Vintners – 2.2%
Diageo plc, ADR	132	16,630

Diversified Banks – 2.1%
Wells Fargo & Company	418	15,478

Diversified Chemicals – 1.0%
Dow Chemical Company (The)	236	7,498

Diversified Metals & Mining – 1.0%
Rio Tinto plc, ADR (A)	155	7,304

Fertilizers & Agricultural Chemicals – 4.3%
Monsanto Company	196	20,678
Mosaic Company (A)	194	11,555

		32,233

General Merchandise Stores – 0.8%
Target Corporation	92	6,308

Home Improvement Retail – 2.9%
Home Depot, Inc. (The)	313	21,824

Homebuilding – 3.2%
D.R. Horton, Inc.	645	15,681
M.D.C. Holdings, Inc.	215	7,872

		23,553

Household Products – 0.5%
Colgate-Palmolive Company	33	3,901

Industrial Conglomerates – 2.5%
General Electric Company	811	18,753

Industrial Machinery – 2.6%
Eaton Corporation (A)	132	8,106
Pentair, Inc. (A)	211	11,123

		19,229

Integrated Oil & Gas – 1.8%
Exxon Mobil Corporation	79	7,137
Occidental Petroleum Corporation	82	6,426

		13,563

Investment Banking & Brokerage – 3.1%
Goldman Sachs Group, Inc. (The)	159	23,404

Multi-Utilities – 1.0%
PG&E Corporation	169	7,510

Oil & Gas Drilling – 1.8%
Seadrill Limited	354	13,154

Oil & Gas Equipment & Services – 7.1%
Halliburton Company	267	10,796
National Oilwell Varco, Inc.	218	15,420
Schlumberger Limited	354	26,538

		52,754

Oil & Gas Storage & Transportation – 3.1%
Energy Transfer Equity, L.P.	129	7,544
MarkWest Energy Partners, L.P.	195	11,840
Plains All American Pipeline, L.P.	72	4,055

		23,439

Other Diversified Financial Services – 4.3%
JPMorgan Chase & Co.	671	31,826

Pharmaceuticals – 11.0%
Bristol-Myers Squibb Company	339	13,963
Eli Lilly and Company	149	8,459
GlaxoSmithKline plc, ADR	237	11,118
Johnson & Johnson	203	16,551
Merck & Co., Inc. (A)	250	11,053
Pfizer Inc.	726	20,952

		82,096

Property & Casualty Insurance – 2.0%
ACE Limited	170	15,143

Railroads – 5.2%
Kansas City Southern	137	15,154
Union Pacific Corporation	173	24,637

		39,791

Regional Banks – 0.7%
SunTrust Banks, Inc.	183	5,265

Reinsurance – 0.8%
Validus Holdings, Ltd.	161	5,998

Restaurants – 1.0%
Starbucks Corporation	129	7,345

Semiconductors – 3.7%
Microchip Technology Incorporated	750	27,570

Tobacco – 4.1%
Altria Group, Inc.	220	7,562
Philip Morris International Inc.	246	22,806

		30,368

TOTAL COMMON STOCKS – 97.5%		$728,625
(Cost: $517,077)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.0%
Danaher Corporation,
0.130%, 4–24–13 (B)	$10,000	9,999
L’Air Liquide S.A.,
0.200%, 4–26–13 (B)	5,000	4,999
Prudential Funding LLC (GTD by Prudential Financial Inc.),
0.090%, 4–1–13 (B)	2,139	2,139
Total Capital Canada Ltd. (GTD by Total S.A.),
0.100%, 4–2–13 (B)	5,000	5,000

		22,137

Master Note – 0.3%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (C)	2,312	2,312

TOTAL SHORT-TERM SECURITIES – 3.3%		$24,449
(Cost: $24,449)

TOTAL INVESTMENT SECURITIES – 100.8%		$753,074
(Cost: $541,526)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8%)		(5,842)

NET ASSETS – 100.0%		$747,232

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$728,625	$—	$—
Short-Term Securities	—	24,449	—
Total	$728,625	$24,449	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$541,526

Gross unrealized appreciation	212,088
Gross unrealized depreciation	(540)

Net unrealized appreciation	$211,548

SCHEDULE OF INVESTMENTS
Energy Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels – 1.7%
Cameco Corporation	97	$2,006
Peabody Energy Corporation	86	1,815

		3,821

Construction & Engineering – 2.8%
Fluor Corporation	93	6,152

Diversified Metals & Mining – 1.4%
BHP Billiton Limited, ADR	45	3,110

Integrated Oil & Gas – 7.2%
Chevron Corporation	9	1,081
Exxon Mobil Corporation	46	4,105
Hess Corporation	31	2,198
Occidental Petroleum Corporation	79	6,199
Suncor Energy Inc. (A)	82	2,473

		16,056

Oil & Gas Drilling – 5.7%
Ensco plc (A)	36	2,169
Helmerich & Payne, Inc.	68	4,112
Seadrill Limited	54	2,009
Transocean Inc. (A)	85	4,417

		12,707

Oil & Gas Equipment & Services – 31.4%
Basic Energy Services, Inc. (A)	184	2,513
Cameron International Corporation (A)	133	8,698
Core Laboratories N.V.	57	7,875
Dresser-Rand Group Inc. (A)	71	4,384
Dril-Quip, Inc. (A)	56	4,873
FMC Technologies, Inc. (A)	83	4,539
Forum Energy Technologies, Inc. (A)	159	4,580
Halliburton Company	159	6,443
National Oilwell Varco, Inc.	142	10,026
Schlumberger Limited	122	9,103
Superior Energy Services, Inc. (A)	135	3,499
Weatherford International Ltd. (A)	255	3,094

		69,627

Oil & Gas Exploration & Production – 32.4%
Anadarko Petroleum Corporation	98	8,570
Bonanza Creek Energy, Inc. (A)	85	3,293
Cabot Oil & Gas Corporation	115	7,741
Canadian Natural Resources Limited	34	1,083
CNOOC Limited, ADR	13	2,490
Cobalt International Energy, Inc. (A)	103	2,893
Concho Resources Inc. (A)	22	2,109
Continental Resources, Inc. (A)	114	9,940
EOG Resources, Inc.	51	6,500
Gulfport Energy Corporation (A)	76	3,504
Laredo Petroleum Holdings, Inc. (A)	48	879
Marathon Oil Corporation	95	3,200
Noble Energy, Inc.	50	5,754
Oasis Petroleum LLC (A)	68	2,581
Petroleum Development Corporation (A)	42	2,102
Pioneer Natural Resources Company	22	2,771
Southwestern Energy Company (A)	167	6,239

		71,649

Oil & Gas Refining & Marketing – 4.1%
Clean Energy Fuels Corp. (A)	106	1,373
Marathon Petroleum Corporation	41	3,674
Marathon Petroleum Corporation, L.P.	80	3,013
Valero Energy Corporation	24	1,105

		9,165

Oil & Gas Storage & Transportation – 11.3%
El Paso Pipeline Partners, L.P.	95	4,183
Enbridge Inc.	69	3,197
Energy Transfer Equity, L.P.	21	1,231
Kinder Morgan Management, LLC (A)	26	2,271
Kinder Morgan, Inc.	57	2,195
MarkWest Energy Partners, L.P.	54	3,290
Regency Energy Partners LP	88	2,208
Targa Resources Corp.	46	3,119
Williams Companies, Inc. (The)	92	3,430

		25,124

TOTAL COMMON STOCKS – 98.0%		$217,411
(Cost: $140,907)

SHORT-TERM SECURITIES	Principal

Master Note – 1.1%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (B)	$2,496	2,496

United States Government Agency Obligations – 0.9%
Overseas Private Investment Corporation (GTD by United States Government),
0.150%, 4–7–13 (B)	1,974	1,974

TOTAL SHORT-TERM SECURITIES – 2.0%		$4,470
(Cost: $4,470)

TOTAL INVESTMENT SECURITIES – 100.0%		$221,881
(Cost: $145,377)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(25)

NET ASSETS – 100.0%		$221,856

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$217,411	$—	$—
Short-Term Securities	—	4,470	—
Total	$217,411	$4,470	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$145,377

Gross unrealized appreciation	80,000
Gross unrealized depreciation	(3,496)

Net unrealized appreciation	$76,504

SCHEDULE OF INVESTMENTS
International Growth Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.6%
Coca-Cola Amatil Limited	430	$6,524
David Jones Limited	1,958	6,094
Telstra Corporation Limited (A)	2,484	11,666

		24,284

Canada – 0.9%
Agrium Inc.	50	4,885

China – 2.3%
Baidu.com, Inc., ADR (A)	52	4,566
Ping An Insurance (Group) Company of China, Ltd., A Shares	653	4,311
Tingyi Holding Corp.	1,322	3,449

		12,326

France – 13.2%
Alstom	129	5,264
Cap Gemini S.A.	165	7,513
Compagnie Generale des Etablissements Michelin, Class B	79	6,599
European Aeronautic Defence and Space Company	72	3,639
LVMH Moet Hennessy - Louis - Vuitton	44	7,470
Pinault-Printemps-Redoute S.A.	27	5,930
Safran	263	11,735
Sanofi-Aventis	98	9,927
Vinci	248	11,169

		69,246

Germany – 11.8%
adidas AG	56	5,842
Bayer AG	117	12,046
DaimlerChrysler AG, Registered Shares	174	9,477
Deutsche Lufthansa AG	330	6,441
Fresenius SE & Co. KGaA (A)	88	10,832
Linde AG	28	5,297
MTU Aero Engines Holding AG	95	9,030
SAP AG	36	2,852

		61,817

Hong Kong – 3.3%
Galaxy Entertainment Group Limited, ADR (A)	2,333	9,738
Yue Yuen Industrial (Holdings) Limited	2,301	7,498

		17,236

India – 4.0%
Housing Development Finance Corporation Limited (A)(B)	533	8,099
NMDC Limited (A)(B)	2,033	5,127
State Bank of India	205	7,836

		21,062

Ireland – 1.3%
Smurfit Kappa Group plc	419	6,873

Israel – 2.1%
Teva Pharmaceutical Industries Limited, ADR	273	10,827

Italy – 0.9%
Eni S.p.A.	215	4,841

Japan – 13.0%
Bridgestone Corporation	298	9,982

Canon Inc.	119	4,358
JGC Corporation	183	4,677
KONAMI Corporation	161	3,215
Mitsubishi Corporation	377	7,044
Mitsubishi Electric Corporation	530	4,285
Mitsui & Co., Ltd.	254	3,555
Mitsui Trust Holdings, Inc.	453	2,141
Mizuho Financial Group, Inc.	2,893	6,177
Nexon Co., Ltd. (A)(B)	253	2,454
Nissin Kogyo Co., Ltd.	398	6,600
ORIX Corporation	686	8,714
Sumitomo Corporation	390	4,902

		68,104

Luxembourg – 1.4%
Acergy S.A.	108	2,527
Tenaris S.A.	250	5,071

		7,598

Netherlands – 1.2%
ASML Holding N.V., Ordinary Shares (A)	91	6,130

Norway – 2.7%
Seadrill Limited (A)	203	7,355
Yara International ASA	151	6,821

		14,176

South Korea – 1.4%
Samsung Electronics Co., Ltd.	6	7,478

Sweden – 2.8%
AB Volvo, Class B (A)	546	7,934
Telefonaktiebolaget LM Ericsson, B Shares	558	6,950

		14,884

Switzerland – 4.0%
Credit Suisse Group AG, Registered Shares	231	6,061
Novartis AG, Registered Shares	123	8,726
Swatch Group Ltd (The), Bearer Shares	10	6,001

		20,788

Taiwan – 1.0%
MediaTek Incorporation	460	5,230

United Kingdom – 12.3%
ARM Holdings plc, ADR	132	5,602
BHP Billiton plc	180	5,236
British American Tobacco plc	114	6,110
Capita Group plc (The)	232	3,163
Diageo plc	416	13,106
Experian plc	483	8,368
GlaxoSmithKline plc	432	10,102
Pearson plc	258	4,638
Prudential plc	518	8,385

		64,710

United States – 7.7%
Apple Inc.	9	4,152
Cognizant Technology Solutions Corporation, Class A (A)	120	9,198
InBev NV	130	12,914
QUALCOMM Incorporated	120	8,046
Schlumberger Limited	81	6,074

		40,384

TOTAL COMMON STOCKS – 91.9%		$482,879
(Cost: $412,005)

PREFERRED STOCKS
Germany – 1.4%
Volkswagen AG, 2.260% (A)	36	7,173

TOTAL PREFERRED STOCKS – 1.4%		$7,173
(Cost: $7,189)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.2%
Diageo Capital plc (GTD by Diageo plc),
0.260%, 4–4–13 (C)	$10,000	10,000
L’Air Liquide S.A.,
0.200%, 4–26–13 (C)	10,000	9,998
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank),
0.180%, 5–10–13 (C)	2,000	2,000

		21,998

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (D)	1,251	1,251

Municipal Obligations - Taxable – 1.1%
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.110%, 4–7–13 (D)	5,800	5,800

TOTAL SHORT-TERM SECURITIES – 5.5%		$29,049
(Cost: $29,049)

TOTAL INVESTMENT SECURITIES – 98.8%		$519,101
(Cost: $448,243)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		6,295

NET ASSETS – 100.0%		$525,396

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $15,680 or 3.0% of net assets.

(C)	Rate shown is the yield to maturity at March 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Goldman Sachs International	2,467,050	4-22-13	$—	$237

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$85,869	$—	$—
Consumer Staples	42,103	—	—
Energy	25,868	—	—
Financials	51,724	—	—
Health Care	62,459	—	—
Industrials	91,208	—	—
Information Technology	77,744	—	—
Materials	34,239	—	—
Telecommunication Services	11,665	—	—
Total Common Stocks	$482,879	$—	$—
Preferred Stocks	7,173	—	—
Short-Term Securities	—	29,049	—
Total	$490,052	$29,049	$—
Liabilities
Forward Foreign Currency Contracts	$—	$237	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$448,243

Gross unrealized appreciation	90,753
Gross unrealized depreciation	(19,895)

Net unrealized appreciation	$70,858

SCHEDULE OF INVESTMENTS
New Concepts Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 1.8%
Expeditors International of Washington, Inc.	789	$28,189

Apparel, Accessories & Luxury Goods – 5.4%
Burberry Group plc (A)	826	16,680
Michael Kors Holdings Limited (B)	282	15,986
Tumi Holdings, Inc. (B)	265	5,545
Under Armour, Inc., Class A (B)(C)	595	30,439
V.F. Corporation	103	17,279

		85,929

Application Software – 4.2%
ANSYS, Inc. (B)	297	24,197
Solera Holdings, Inc.	495	28,890
Ultimate Software Group, Inc. (The) (B)	121	12,635

		65,722

Asset Management & Custody Banks – 3.2%
Northern Trust Corporation	749	40,887
Oaktree Capital Group, LLC	198	10,107

		50,994

Auto Parts & Equipment – 0.6%
Gentex Corporation	441	8,816

Automotive Retail – 2.9%
CarMax, Inc. (B)	1,104	46,049

Biotechnology – 1.3%
Onyx Pharmaceuticals, Inc. (B)	234	20,749

Brewers – 1.0%
Boston Beer Company, Inc. (The), Class A (B)(C)	100	15,964

Broadcasting – 1.1%
Discovery Holding Company, Class A (B)	220	17,283

Building Products – 2.0%
Fortune Brands Home & Security, Inc. (B)	841	31,460

Coal & Consumable Fuels – 1.0%
Joy Global Inc.	254	15,106

Communications Equipment – 2.9%
Aruba Networks, Inc. (B)	997	24,656
F5 Networks, Inc. (B)	242	21,593

		46,249

Computer Storage & Peripherals – 1.4%
Fusion-io, Inc. (B)	837	13,700
NetApp, Inc. (B)	259	8,844

		22,544

Construction Materials – 1.4%
Martin Marietta Materials, Inc.	211	21,508

Consumer Electronics – 1.4%
Harman International Industries, Incorporated	511	22,797

Data Processing & Outsourced Services – 2.1%
Vantiv, Inc., Class A (B)	1,414	33,559

Department Stores – 1.4%
Nordstrom, Inc.	387	21,346

Distillers & Vintners – 1.0%
Brown-Forman Corporation, Class B	217	15,477

Distributors – 1.7%
LKQ Corporation (B)	1,204	26,208

Electrical Components & Equipment – 3.1%
Polypore International, Inc. (B)	770	30,955
Roper Industries, Inc.	143	18,244

		49,199

Electronic Manufacturing Services – 1.7%
Trimble Navigation Limited (B)	870	26,053

Environmental & Facilities Services – 1.6%
Stericycle, Inc. (B)	234	24,846

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Company (The)	376	16,245

Health Care Distributors – 1.9%
Henry Schein, Inc. (B)	328	30,319

Health Care Equipment – 6.2%
Intuitive Surgical, Inc. (B)	33	15,964
St. Jude Medical, Inc.	318	12,852
Varian Medical Systems, Inc. (B)	607	43,704
Zimmer Holdings, Inc.	320	24,055

		96,575

Health Care Facilities – 1.3%
Hologic, Inc. (B)	902	20,383

Homefurnishing Retail – 1.1%
Williams-Sonoma, Inc.	334	17,223

Hotels, Resorts & Cruise Lines – 0.9%
Norwegian Cruise Line Holdings Ltd. (B)	493	14,612

Household Products – 1.0%
Church & Dwight Co., Inc.	250	16,164

Industrial Machinery – 4.9%
Graco Inc.	203	11,768
IDEX Corporation	563	30,069
Pall Corporation	519	35,492

		77,329

Internet Software & Services – 1.9%
OpenTable, Inc. (B)	181	11,393
Zillow, Inc. (B)	325	17,790

		29,183

Investment Banking & Brokerage – 1.5%
Greenhill & Co., Inc.	446	23,781

IT Consulting & Other Services – 1.9%
Teradata Corporation (B)	505	29,548

Life Sciences Tools & Services – 2.4%
Agilent Technologies, Inc.	523	21,963
Mettler-Toledo International Inc. (B)	78	16,631

		38,594

Oil & Gas Drilling – 1.5%
Patterson-UTI Energy, Inc.	965	23,001

Oil & Gas Equipment & Services – 2.3%
Dresser-Rand Group Inc. (B)	316	19,509
Dril-Quip, Inc. (B)	199	17,373

		36,882

Oil & Gas Exploration & Production – 3.7%
Cabot Oil & Gas Corporation	288	19,484
Continental Resources, Inc. (B)	300	26,036
Southwestern Energy Company (B)	362	13,496

		59,016

Packaged Foods & Meats – 1.6%
Mead Johnson Nutrition Company	316	24,444

Real Estate Services – 1.2%
CB Richard Ellis Group, Inc. (B)	748	18,885

Regional Banks – 5.1%
First Republic Bank	824	31,838
Signature Bank (B)	410	32,322
UMB Financial Corporation	324	15,884

		80,044

Restaurants – 1.8%
Dunkin’ Brands Group, Inc.	772	28,482

Semiconductors – 5.1%
ARM Holdings plc, ADR	513	21,721
Cavium Inc. (B)	396	15,357
Microchip Technology Incorporated	1,195	43,909

		80,987

Specialty Stores – 1.7%
Ulta Salon, Cosmetics & Fragrance, Inc. (B)(C)	326	26,429

Systems Software – 0.6%
ServiceNow, Inc. (B)	274	9,901

Trading Companies & Distributors – 2.4%
Fastenal Company	735	37,747

TOTAL COMMON STOCKS – 97.2%		$1,531,821
(Cost: $1,116,671)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
NASDAQ 100 Stock Index,
Put $2,660.00, Expires 4–19–13	349	122
Russell 2000 Index:
Put $890.00, Expires 4–19–13	1,020	207
Put $900.00, Expires 4–19–13	658	176
SPDR S&P MidCap 400 ETF Trust:
Put $195.00, Expires 4–22–13	4,048	111
Put $197.00, Expires 4–22–13	2,631	92

TOTAL PURCHASED OPTIONS – 0.0%		$708
(Cost: $2,284)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.0%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.140%, 4–2–13 (D)	$5,000	5,000
0.220%, 5–21–13 (D)	5,000	4,998
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.):
0.100%, 5–2–13 (D)	8,000	7,999
0.120%, 5–24–13 (D)	10,000	9,998
Colgate-Palmolive Company,
0.090%, 4–5–13 (D)	15,000	15,001
Prudential Funding LLC (GTD by Prudential Financial Inc.),
0.090%, 4–1–13 (D)	3,761	3,761

		46,757

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (E)	1,627	1,627

TOTAL SHORT-TERM SECURITIES – 3.1%		$48,384
(Cost: $48,384)

TOTAL INVESTMENT SECURITIES – 100.3%		$1,580,913
(Cost: $1,167,339)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(3,966)

NET ASSETS – 100.0%		$1,576,947

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at March 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Boston Beer Company, Inc. Class A	Deutsche Bank AG	Call	512	May 2013	$161.00	$277	$(273)
Gentex Corp	Goldman Sachs International	Put	1,829	May 2013	20.00	127	(165)
Graco Inc.	Deutsche Bank AG	Put	668	April 2013	58.00	72	(92)
NetApp, Inc.	Deutsche Bank AG	Put	1,147	April 2013	34.00	139	(101)
OpenTable Inc	Citibank N.A.	Put	649	April 2013	60.00	137	(65)
Palo Alto Networks, Inc.	Morgan Stanley & Co., Inc.	Put	1,404	April 2013	55.00	345	(193)
Ulta Salon, Cosmetics & Fragrance, Inc.	Deutsche Bank AG	Put	1,628	June 2013	70.00	212	(199)
	Deutsche Bank AG	Call	3,256	June 2013	98.72	727	(122)
Under Armour, Inc., Class A	N/A	Put	220	April 2013	42.50	47	(2)
						$2,083	$(1,212)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,531,821	$—	$—
Purchased Options	475	233	—
Short-Term Securities	—	48,384	—
Total	$1,532,296	$48,617	$—
Liabilities
Written Options	$2	$1,210	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,167,339

Gross unrealized appreciation	432,531
Gross unrealized depreciation	(18,957)

Net unrealized appreciation	$413,574

SCHEDULE OF INVESTMENTS Science and Technology Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 0.6%
Darling International Inc. (A)	904	$16,229

Application Software – 11.3%
ACI Worldwide, Inc. (A)(B)(C)	2,191	107,066
Aspen Technology, Inc. (A)(B)	5,733	185,114
Silver Spring Networks, Inc. (A)	601	10,418

		302,598

Biotechnology – 5.9%
ARIAD Pharmaceuticals, Inc. (A)	1,937	35,039
Ironwood Pharmaceuticals, Inc., Class A (A)	877	16,048
Isis Pharmaceuticals, Inc. (A)	1,559	26,411
Vertex Pharmaceuticals Incorporated (A)	1,416	77,856

		155,354

Computer Hardware – 3.7%
Apple Inc.	225	99,503

Computer Storage & Peripherals – 1.1%
Fusion-io, Inc. (A)	1,848	30,245

Construction & Engineering – 0.9%
Abengoa, S.A., Class B (A)(D)	4,146	10,258
Aegion Corporation (A)	549	12,702

		22,960

Consumer Electronics – 1.6%
Harman International Industries, Incorporated	917	40,944

Data Processing & Outsourced Services – 9.2%
Alliance Data Systems Corporation (A)	827	133,940
Euronet Worldwide, Inc. (A)(B)	2,539	66,886
WNS (Holdings) Limited, ADR (A)(B)	3,131	46,156

		246,982

Electronic Components – 0.9%
Power-One, Inc. (A)(B)	6,152	25,530

Fertilizers & Agricultural Chemicals – 2.0%
Monsanto Company	520	54,885

Health Care Equipment – 2.4%
Boston Scientific Corporation (A)	4,035	31,510
Volcano Corporation (A)	1,528	34,005

		65,515

Health Care Facilities – 4.1%
Tenet Healthcare Corporation (A)	2,304	109,622

Health Care Services – 0.5%
Fleury S.A. (A)(D)	610	5,716
Fleury S.A. (A)(D)(E)	948	8,887

		14,603

Health Care Technology – 2.1%
Cerner Corporation (A)	605	57,286

Industrial Machinery – 5.4%
ESCO Technologies Inc. (B)	1,699	69,401
Pentair, Inc. (A)	1,470	77,522

		146,923

Integrated Telecommunication Services – 3.2%
CenturyLink, Inc.	1,296	45,518
China Unicom Limited (D)	18,514	24,804
Windstream Corporation	2,043	16,238

		86,560

Internet Software & Services – 5.3%
21Vianet Group, Inc., ADR (A)	1,289	12,113
Facebook, Inc., Class A (A)	1,470	37,603
Google Inc., Class A (A)	119	94,171

		143,887

IT Consulting & Other Services – 4.5%
Acxiom Corporation (A)(B)	4,383	89,423
iGATE Corporation (A)	1,725	32,443

		121,866

Managed Health Care – 3.6%
Odontoprev S.A. (D)	2,283	10,404
UnitedHealth Group Incorporated	1,521	87,039

		97,443

Movies & Entertainment – 0.7%
News Corporation Limited, Class A	654	19,954

Office Services & Supplies – 0.5%
CyrusOne Inc.	594	13,556

Oil & Gas Equipment & Services – 0.6%
Forum Energy Technologies, Inc. (A)	571	16,416

Research & Consulting Services – 0.9%
Qualicorp S.A. (A)(D)	559	5,613
Qualicorp S.A. (A)(D)(E)	1,821	18,284

		23,897

Semiconductor Equipment – 1.3%
Nanometrics Incorporated (A)	1,037	14,958
Photronics, Inc. (A)(B)	3,064	20,471

		35,429

Semiconductors – 19.1%
Cree, Inc. (A)	2,824	154,486
Cypress Semiconductor Corporation	1,180	13,015
Marvell Technology Group Ltd.	2,530	26,770
Micron Technology, Inc. (A)	15,743	157,117
Rambus Inc. (A)	588	3,297
Samsung Electronics Co., Ltd. (D)	84	113,596
Spansion Inc. (A)	1,019	13,111
Spreadtrum Communications, Inc., ADR	1,489	30,541

		511,933

Systems Software – 0.5%
Allot Communications Ltd. (A)	1,202	14,355

Wireless Telecommunication Service – 3.7%
Softbank Corp. (D)	634	29,100
Sprint Nextel Corporation (A)	11,346	70,459

		99,559

TOTAL COMMON STOCKS – 95.6%		$2,574,034
(Cost: $1,715,145)

CORPORATE DEBT SECURITIES	Principal
Semiconductors – 0.3%
JinkoSolar Holding Co., Ltd., Convertible,
4.000%, 5–15–16 (E)	$15,690	9,414

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$9,414
(Cost: $15,435)

SHORT-TERM SECURITIES
Commercial Paper – 2.5%
Abbott Laboratories,
0.130%, 4–29–13 (F)	4,806	4,805
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.120%, 4–4–13 (F)	5,000	5,000
Bank of Nova Scotia:
0.080%, 4–1–13 (F)	5,252	5,252
0.120%, 4–2–13 (F)	10,000	10,000
Bemis Company, Inc.,
0.310%, 4–3–13 (F)	8,000	8,000
Ecolab Inc.,
0.240%, 4–1–13 (F)	10,000	10,000
Illinois Tool Works Inc.,
0.110%, 4–10–13 (F)	5,000	5,000
John Deere Capital Corporation,
0.110%, 4–26–13 (F)	2,000	2,000
Roche Holdings, Inc.:
0.140%, 4–2–13 (F)	5,000	5,000
0.100%, 5–15–13 (F)	8,000	7,999
St. Jude Medical, Inc.,
0.250%, 4–2–13 (F)	5,000	5,000

		68,056

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (G)	343	343

Municipal Obligations – Taxable – 0.5%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.),
0.110%, 4–7–13 (G)	5,545	5,545
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.140%, 4–1–13 (G)	3,000	3,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation),
0.140%, 4–1–13 (G)	4,732	4,732

		13,277

Treasury Bills – 0.3%
United States Treasury Bills,
0.130%, 4–25–13	7,000	6,999

TOTAL SHORT-TERM SECURITIES – 3.3%		$88,675
(Cost: $88,675)

TOTAL INVESTMENT SECURITIES – 99.2%		$2,672,123
(Cost: $1,819,255)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		21,507

NET ASSETS – 100.0%		$2,693,630

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Listed on an exchange outside the United States.

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $36,585 or 1.4% of net assets.

(F)	Rate shown is the yield to maturity at March 31, 2013.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Deutsche Bank AG	1,887,000	5-13-13	$3,368	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$60,898	$—	$—
Consumer Staples	16,229	—	—
Energy	16,416	—	—
Health Care	499,823	—	—
Industrials	207,336	—	—
Information Technology	1,532,328	—	—
Materials	54,885	—	—
Telecommunication Services	186,119	—	—
Total Common Stocks	$2,574,034	$—	$—
Corporate Debt Securities	—	9,414	—
Short-Term Securities	—	88,675	—
Total	$2,574,034	$98,089	$—
Forward Foreign Currency Contracts	$—	$3,368	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,819,255

Gross unrealized appreciation	941,722
Gross unrealized depreciation	(88,854)

Net unrealized appreciation	$852,868

SCHEDULE OF INVESTMENTS
Small Cap Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.3%
Acquity Group Ltd, ADR (A)	326	$2,071

Aerospace & Defense – 0.3%
KEYW Holding Corporation (A)	166	2,681

Air Freight & Logistics – 1.9%
Hub Group, Inc. (A)	383	14,722

Apparel Retail – 1.2%
Zumiez Inc. (A)	409	9,358

Apparel, Accessories & Luxury Goods – 0.5%
Quiksilver, Inc. (A)	642	3,895

Application Software – 7.0%
ACI Worldwide, Inc. (A)	146	7,114
Model N, Inc. (A)	95	1,875
Qlik Technologies Inc. (A)	366	9,451
SS&C Technologies Holdings, Inc. (A)	308	9,228
Tyler Technologies, Inc. (A)	102	6,230
Ultimate Software Group, Inc. (The) (A)	209	21,718

		55,616

Asset Management & Custody Banks – 4.1%
Affiliated Managers Group, Inc. (A)	163	25,001
Financial Engines, Inc.	135	4,890
Safeguard Scientifics, Inc. (A)	146	2,302

		32,193

Automotive Retail – 3.3%
Asbury Automotive Group, Inc. (A)	316	11,594
Lithia Motors, Inc.	303	14,386

		25,980

Biotechnology – 4.1%
Cepheid (A)	212	8,134
Incyte Corporation (A)	696	16,285
Ironwood Pharmaceuticals, Inc., Class A (A)	449	8,212

		32,631

Brewers – 1.0%
Boston Beer Company, Inc. (The), Class A (A)	50	8,046

Communications Equipment – 5.2%
Aruba Networks, Inc. (A)	635	15,697
Finisar Corporation (A)	536	7,065
Ixia (A)	332	7,191
JDS Uniphase Corporation (A)	644	8,608
Procera Networks, Inc. (A)	261	3,102

		41,663

Construction & Engineering – 1.0%
Primoris Services Corporation	348	7,683

Construction & Farm Machinery & Heavy Trucks – 3.9%
Wabash National Corporation (A)	881	8,954
Westinghouse Air Brake Technologies Corporation	211	21,521

		30,475

Consumer Finance – 2.1%
First Cash Financial Services, Inc. (A)	283	16,487

Data Processing & Outsourced Services – 2.2%
Jack Henry & Associates, Inc.	372	17,209

Distributors – 1.4%
Pool Corporation	230	11,030

Diversified Support Services – 2.4%
Portfolio Recovery Associates, Inc. (A)	151	19,221

Education Services – 0.3%
Bright Horizons Family Solutions Inc. (A)	65	2,203

Electrical Components & Equipment – 0.8%
II-VI Incorporated (A)	383	6,533
Powell Industries, Inc. (A)	1	32

		6,565

Electronic Equipment & Instruments – 1.3%
OSI Systems, Inc. (A)	158	9,854

Electronic Manufacturing Services – 1.6%
IPG Photonics Corporation	191	12,691

Environmental & Facilities Services – 3.6%
Team, Inc. (A)	339	13,910
Waste Connections, Inc.	391	14,061

		27,971

Fertilizers & Agricultural Chemicals – 0.4%
American Vanguard Corporation	116	3,540

Food Distributors – 1.1%
United Natural Foods, Inc. (A)	173	8,507

Health Care Equipment – 4.3%
DexCom, Inc. (A)	556	9,300
Heartware International, Inc. (A)	153	13,485
Thoratec Corporation (A)	168	6,304
Volcano Corporation (A)	200	4,461

		33,550

Health Care Facilities – 2.2%
Community Health Systems, Inc.	362	17,136

Health Care Supplies – 1.3%
Endologix, Inc. (A)	623	10,055

Human Resource & Employment Services – 1.1%
Kforce Inc.	530	8,676

Industrial Machinery – 0.2%
Graham Corporation	74	1,831

Internet Software & Services – 1.9%
Demandware, Inc. (A)	403	10,211
ExactTarget, Inc. (A)	198	4,612

		14,823

Leisure Facilities – 2.2%
Vail Resorts, Inc.	276	17,207

Office Services & Supplies – 1.1%
United Stationers Inc.	227	8,766

Oil & Gas Equipment & Services – 2.4%
Dril-Quip, Inc. (A)	126	10,976
Matrix Service Company (A)	540	8,042

		19,018

Oil & Gas Exploration & Production – 4.7%
Bonanza Creek Energy, Inc. (A)	237	9,161
Gulfport Energy Corporation (A)	255	11,668
Laredo Petroleum Holdings, Inc. (A)	241	4,402
Oasis Petroleum LLC (A)	236	8,977
Rosetta Resources Inc. (A)	56	2,655

		36,863

Regional Banks – 7.6%
Bank of the Ozarks, Inc.	344	15,252
Signature Bank (A)	217	17,107
SVB Financial Group (A)	390	27,659

		60,018

Restaurants – 3.6%
Brinker International, Inc.	255	9,593
Panera Bread Company, Class A (A)	121	19,928

		29,521

Semiconductors – 5.1%
Cavium Inc. (A)	79	3,062
Microsemi Corporation (A)	339	7,850
Power Integrations, Inc.	224	9,702
Semtech Corporation (A)	547	19,350

		39,964

Specialty Stores – 1.1%
Cabela’s Incorporated, Class A (A)	139	8,473

Systems Software – 2.0%
MICROS Systems, Inc. (A)	199	9,075
NetSuite Inc. (A)	86	6,853

		15,928

Trading Companies & Distributors – 4.5%
Beacon Roofing Supply, Inc. (A)	216	8,366
MRC Global Inc. (A)	48	1,584
Rush Enterprises, Inc. (A)	392	9,455
Watsco, Inc.	188	15,859

		35,264

Trucking – 2.3%
Landstar System, Inc.	312	17,801

TOTAL COMMON STOCKS – 98.6%		$777,186
(Cost: $536,990)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.1%
Prudential Funding LLC (GTD by Prudential Financial Inc.),
0.090%, 4–1–13 (B)	$2,311	2,311
Wal-Mart Stores, Inc.,
0.080%, 4–8–13 (B)	6,000	6,000

		8,311

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (C)	1,916	1,916

TOTAL SHORT-TERM SECURITIES – 1.3%		$10,227
(Cost: $10,227)

TOTAL INVESTMENT SECURITIES – 99.9%		$787,413
(Cost: $547,217)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		428

NET ASSETS – 100.0%		$787,841

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at March 31, 2013:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
JPMorgan	$11,226	Biotech Custom Index	10-1-13	1M LIBOR less 30 bps	$499

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$777,186	$—	$—
Short-Term Securities	—	10,227	—
Total	$777,186	$10,227	$—

Swap Agreements	$—	$499	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$547,217

Gross unrealized appreciation	247,650
Gross unrealized depreciation	(7,454)

Net unrealized appreciation	$240,196

SCHEDULE OF INVESTMENTS Tax-Managed Equity Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.2%
Boeing Company (The)	40	$3,451
Precision Castparts Corp.	23	4,267

		7,718

Apparel, Accessories & Luxury Goods – 0.8%
Under Armour, Inc., Class A (A)	36	1,853

Application Software – 1.8%
Intuit Inc.	64	4,208

Asset Management & Custody Banks – 2.2%
T. Rowe Price Group, Inc.	68	5,091

Automotive Retail – 1.4%
AutoZone, Inc. (A)	8	3,333

Biotechnology – 3.1%
Gilead Sciences, Inc. (A)	152	7,432

Brewers – 2.3%
Anheuser-Busch InBev S.A., ADR (A)	55	5,435

Broadcasting – 4.8%
CBS Corporation, Class B	165	7,704
Discovery Holding Company, Class A (A)	49	3,858

		11,562

Casinos & Gaming – 5.1%
Las Vegas Sands, Inc.	134	7,535
Wynn Resorts, Limited	37	4,656

		12,191

Communications Equipment – 2.0%
QUALCOMM Incorporated	72	4,804

Computer Hardware – 3.6%
Apple Inc.	20	8,653

Construction & Farm Machinery & Heavy Trucks – 1.2%
Caterpillar Inc.	34	2,983

Consumer Finance – 1.7%
American Express Company	62	4,169

Data Processing & Outsourced Services – 7.2%
MasterCard Incorporated, Class A	18	9,740
Visa Inc., Class A	46	7,796

		17,536

Distillers & Vintners – 1.0%
Beam Inc.	38	2,408

Diversified Chemicals – 1.4%
PPG Industries, Inc.	25	3,362

Fertilizers & Agricultural Chemicals – 3.0%
Monsanto Company	67	7,119

Footwear – 2.4%
NIKE, Inc., Class B	99	5,818

Health Care Facilities – 3.8%
HCA Holdings, Inc.	138	5,591
Universal Health Services, Inc., Class B	56	3,602

		9,193

Hotels, Resorts & Cruise Lines – 1.6%
Starwood Hotels & Resorts Worldwide, Inc.	62	3,964

Hypermarkets & Super Centers – 1.3%
Costco Wholesale Corporation	29	3,040

Industrial Machinery – 3.8%
Pall Corporation	78	5,333
Pentair, Inc. (A)	74	3,909

		9,242

Internet Retail – 2.0%
Amazon.com, Inc. (A)	18	4,818

Internet Software & Services – 3.3%
Facebook, Inc., Class A (A)	76	1,954
Google Inc., Class A (A)	8	6,035

		7,989

IT Consulting & Other Services – 1.7%
Cognizant Technology Solutions Corporation, Class A (A)	53	4,037

Managed Health Care – 0.5%
UnitedHealth Group Incorporated	21	1,213

Movies & Entertainment – 1.7%
Walt Disney Company (The)	72	4,084

Oil & Gas Equipment & Services – 7.3%
Core Laboratories N.V.	31	4,248
Halliburton Company	83	3,366
National Oilwell Varco, Inc.	60	4,210
Schlumberger Limited	78	5,827

		17,651

Packaged Foods & Meats – 1.9%
Mead Johnson Nutrition Company	60	4,678

Personal Products – 1.5%
Estee Lauder Companies, Inc. (The), Class A	58	3,682

Pharmaceuticals – 1.7%
Allergan, Inc.	33	3,718
Zoetis Inc.	10	317

		4,035

Railroads – 5.4%
Canadian Pacific Railway Limited	33	4,292
Kansas City Southern	49	5,479
Union Pacific Corporation	22	3,090

		12,861

Restaurants – 2.6%
Starbucks Corporation	69	3,924
YUM! Brands, Inc.	32	2,332

		6,256

Semiconductor Equipment – 0.6%
ASML Holding N.V., NY Registry Shares (A)	19	1,325

Semiconductors – 1.4%
Altera Corporation	94	3,327

Specialty Chemicals – 1.3%
Sherwin-Williams Company (The)	19	3,175

Systems Software – 2.1%
Oracle Corporation	108	3,480
VMware, Inc., Class A (A)	20	1,585

		5,065

Tobacco – 2.6%
Philip Morris International Inc.	67	6,249

Wireless Telecommunication Service – 2.3%
Crown Castle International Corp. (A)	38	2,653
SBA Communications Corporation (A)	39	2,802

		5,455

TOTAL COMMON STOCKS – 98.6%		$237,014
(Cost: $174,161)

SHORT-TERM SECURITIES	Principal
Master Note – 2.4%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (B)	$5,738	5,738

TOTAL SHORT-TERM SECURITIES – 2.4%		$5,738
(Cost: $5,738)

TOTAL INVESTMENT SECURITIES – 101.0%		$242,752
(Cost: $179,899)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0%)		(2,395)

NET ASSETS – 100.0%		$240,357

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon s atisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$237,014	$—	$—
Short-Term Securities	—	5,738	—
Total	$237,014	$5,738	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$179,899

Gross unrealized appreciation	63,729
Gross unrealized depreciation	(876)

Net unrealized appreciation	$62,853

SCHEDULE OF INVESTMENTS
Value Fund (in thousands)	MARCH 31, 2013	(UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.4%
General Dynamics Corporation	32	$2,221

Biotechnology – 2.1%
Amgen Inc.	124	12,680

Cable & Satellite – 3.2%
Time Warner Cable Inc.	201	19,318

Consumer Finance – 3.3%
Capital One Financial Corporation	365	20,040

Department Stores – 1.6%
Macy’s Inc.	237	9,929

Distillers & Vintners – 0.7%
Constellation Brands, Inc. (A)(B)	94	4,464

Diversified Chemicals – 2.3%
Dow Chemical Company (The)	456	14,503

Drug Retail – 2.8%
CVS Caremark Corporation	304	16,706

Fertilizers & Agricultural Chemicals – 1.5%
Mosaic Company (B)	151	9,001

General Merchandise Stores – 3.5%
Target Corporation	318	21,767

Health Care Distributors – 2.0%
McKesson Corporation (A)	112	12,124

Health Care Facilities – 2.5%
HCA Holdings, Inc.	375	15,240

Home Improvement Retail – 1.8%
Lowe’s Companies, Inc. (A)	288	10,917

Industrial Machinery – 1.8%
Parker Hannifin Corporation	124	11,347

Investment Banking & Brokerage – 2.6%
Goldman Sachs Group, Inc. (The)	109	15,980

Life & Health Insurance – 2.2%
MetLife, Inc.	358	13,623

Managed Health Care – 8.1%
Aetna Inc.	382	19,539
UnitedHealth Group Incorporated	280	16,030
WellPoint, Inc.	214	14,180

		49,749

Multi-Utilities – 1.6%
PG&E Corporation	223	9,926

Office Electronics – 2.3%
Xerox Corporation	1,626	13,980

Oil & Gas Exploration & Production – 6.1%
LinnCo LLC	471	18,396
Marathon Oil Corporation	557	18,793

		37,189

Oil & Gas Refining & Marketing – 6.0%
Marathon Petroleum Corporation	217	19,475
Phillips 66 (A)	249	17,419

		36,894

Oil & Gas Storage & Transportation – 13.2%
Access Midstream Partners, L.P.	432	17,448
Kinder Morgan Management, LLC (B)	144	12,638
MarkWest Energy Partners, L.P.	259	15,746
Plains All American Pipeline, L.P.	326	18,434
Regency Energy Partners LP	622	15,591

		79,857

Other Diversified Financial Services – 8.0%
Citigroup Inc. (B)	483	21,386
JPMorgan Chase & Co.	588	27,905

		49,291

Pharmaceuticals – 2.8%
Teva Pharmaceutical Industries Limited, ADR	434	17,221

Property & Casualty Insurance – 2.3%
ACE Limited	157	13,933

Regional Banks – 1.4%
SunTrust Banks, Inc.	287	8,263

Reinsurance – 5.0%
RenaissanceRe Holdings Ltd.	138	12,695
Validus Holdings, Ltd.	474	17,702

		30,397

Semiconductor Equipment – 2.0%
Lam Research Corporation (B)	302	12,508

Systems Software – 1.7%
Oracle Corporation	312	10,093

TOTAL COMMON STOCKS – 94.8%		$579,161
(Cost: $434,193)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.9%
Abbott Laboratories,
0.130%, 4–29–13 (C)	$5,000	4,999
Corporacion Andina de Fomento,
0.070%, 4–1–13 (C)	3,693	3,693
McCormick & Co. Inc.,
0.170%, 4–1–13 (C)	6,391	6,391
Prudential Funding LLC (GTD by Prudential Financial Inc.),
0.090%, 4–1–13 (C)	3,000	3,000
Roche Holdings, Inc.,
0.100%, 5–15–13 (C)	7,000	6,999
Wal-Mart Stores, Inc.,
0.080%, 4–8–13 (C)	5,000	5,000

		30,082

Master Note – 1.0%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (D)	5,922	5,922

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corporation (GTD by United States Government),
0.150%, 4–3–13 (D)	1,877	1,877

TOTAL SHORT-TERM SECURITIES – 6.2%		$37,881
(Cost: $37,881)

TOTAL INVESTMENT SECURITIES – 101.0%		$617,042
(Cost: $472,074)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0%)		(6,251)

NET ASSETS – 100.0%		$610,791

Notes to Schedule of Investments

(A)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at March 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Apple Inc.	N/A	Put	75	April 2013	$580.00	$550	$(1,030)
	N/A	Put	75	May 2013	510.00	492	(545)
		Put	64	July 2013	580.00	860	(902)
Constellation Brands, Inc.	N/A	Call	937	April 2013	50.00	83	(73)
	N/A	Put	586	July 2013	25.00	77	(6)
Lowe’s Companies, Inc.	N/A	Call	501	April 2013	42.00	34	(1)
McKesson Corporation		Call	270	May 2013	115.00	32	(25)
		Call	270	May 2013	120.00	8	(8)
Phillips 66	N/A	Call	211	May 2013	75.00	17	(22)
Target Corporation	N/A	Put	223	April 2013	57.50	30	(1)
						$2,183	$(2,613)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$579,161	$—	$—
Short-Term Securities	—	37,881	—
Total	$579,161	$37,881	$—
Liabilities
Written Options	$1,678	$935	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$472,074

Gross unrealized appreciation	145,878
Gross unrealized depreciation	(910)

Net unrealized appreciation	$144,968

SCHEDULE OF INVESTMENTS
Vanguard Fund (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.0%
Boeing Company (The)	10	$867
Precision Castparts Corp.	145	27,476

		28,343

Apparel Retail – 0.6%
Limited Brands, Inc. (A)	188	8,414

Apparel, Accessories & Luxury Goods – 0.6%
Under Armour, Inc., Class A (A)	171	8,771

Application Software – 1.4%
Intuit Inc.	312	20,463

Asset Management & Custody Banks – 1.8%
T. Rowe Price Group, Inc.	341	25,561

Automotive Retail – 1.6%
AutoZone, Inc. (A)	50	19,997
O’Reilly Automotive, Inc. (A)	30	3,077

		23,074

Biotechnology – 8.3%
Biogen Idec Inc. (A)	273	52,742
Gilead Sciences, Inc. (A)	1,330	65,051

		117,793

Brewers – 2.3%
Anheuser-Busch InBev S.A., ADR (A)	336	33,479

Broadcasting – 3.7%
CBS Corporation, Class B	1,138	53,114

Cable & Satellite – 0.4%
Time Warner Cable Inc.	66	6,340

Casinos & Gaming – 7.2%
Las Vegas Sands, Inc.	951	53,588
Wynn Resorts, Limited	402	50,289

		103,877

Communications Equipment – 2.6%
QUALCOMM Incorporated	554	37,057

Computer Hardware – 3.4%
Apple Inc.	109	48,202

Construction & Farm Machinery & Heavy Trucks – 0.6%
Caterpillar Inc.	107	9,280

Data Processing & Outsourced Services – 9.1%
MasterCard Incorporated, Class A	119	64,124
Visa Inc., Class A	397	67,426

		131,550

Diversified Chemicals – 1.1%
PPG Industries, Inc.	122	16,381

Fertilizers & Agricultural Chemicals – 4.3%
Monsanto Company	573	60,526

Footwear – 1.3%
NIKE, Inc., Class B	304	17,963

Health Care Facilities – 1.0%
HCA Holdings, Inc.	368	14,944

Home Improvement Retail – 2.1%
Home Depot, Inc. (The)	435	30,354

Hotels, Resorts & Cruise Lines – 1.1%
Starwood Hotels & Resorts Worldwide, Inc.	256	16,315

Industrial Machinery – 2.3%
Pall Corporation	208	14,221
Pentair, Inc. (A)	365	19,227

		33,448

Internet Retail – 2.3%
Amazon.com, Inc. (A)	122	32,592

Internet Software & Services – 4.5%
eBay Inc. (A)	508	27,555
Facebook, Inc., Class A (A)	252	6,454
Google Inc., Class A (A)	39	30,967

		64,976

IT Consulting & Other Services – 1.7%
Cognizant Technology Solutions Corporation, Class A (A)	324	24,837

Motorcycle Manufacturers – 2.4%
Harley-Davidson, Inc.	641	34,171

Oil & Gas Equipment & Services – 4.6%
Core Laboratories N.V.	44	6,123
National Oilwell Varco, Inc.	401	28,385
Schlumberger Limited	417	31,265

		65,773

Personal Products – 0.6%
Estee Lauder Companies, Inc. (The), Class A	125	7,997

Pharmaceuticals – 2.3%
Allergan, Inc.	279	31,134
Zoetis Inc.	62	2,054

		33,188

Railroads – 7.3%
Canadian Pacific Railway Limited	307	40,081
Kansas City Southern	283	31,385
Union Pacific Corporation	226	32,170

		103,636

Restaurants – 2.2%
Starbucks Corporation	545	31,066

Semiconductor Equipment – 0.9%
ASML Holding N.V., NY Registry Shares (A)	187	12,689

Semiconductors – 1.4%
Altera Corporation	509	18,047
Microchip Technology Incorporated	48	1,782

		19,829

Systems Software – 2.2%
Oracle Corporation	780	25,213
VMware, Inc., Class A (A)	75	5,892

		31,105

Tobacco – 2.5%
Philip Morris International Inc.	389	36,027

Wireless Telecommunication Service – 3.7%
American Tower Corporation, Class A (A)	317	24,414
Crown Castle International Corp. (A)	415	28,866

		53,280

TOTAL COMMON STOCKS – 97.4%		$1,396,415
(Cost: $994,427)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.2%
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.):
0.100%, 5–2–13 (B)	$8,000	7,999
0.120%, 5–24–13 (B)	5,000	4,999
Danaher Corporation,
0.130%, 4–24–13 (B)	10,000	9,999
Illinois Tool Works Inc.,
0.100%, 4–9–13 (B)	5,000	5,000
Prudential Funding LLC (GTD by Prudential Financial Inc.),
0.090%, 4–1–13 (B)	3,496	3,496

		31,493

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (C)	1,365	1,365

TOTAL SHORT-TERM SECURITIES – 2.3%		$32,858
(Cost: $32,858)

TOTAL INVESTMENT SECURITIES – 99.7%		$1,429,273
(Cost: $1,027,285)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		4,286

NET ASSETS – 100.0%		$1,433,559

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,396,415	$—	$—
Short-Term Securities	—	32,858	—
Total	$1,396,415	$32,858	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,027,285

Gross unrealized appreciation	404,855
Gross unrealized depreciation	(2,867)

Net unrealized appreciation	$401,988

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS FUNDS
(Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 28, 2013

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 28, 2013